Tax - Analysis of deferred tax (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax
Deferred tax asset	£ (2,178)	£ (1,195)
Deferred tax liability	227	359
Net deferred tax asset	£ (1,951)	£ (836)	£ (610)